CONDENSED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020
General and administrative expenses	$ 1,139,525	$ 172,519			$ 195,296	$ 1,334,821
Loss from operations	(1,139,525)	(172,519)			(195,296)	(1,334,821)
Net loss attributable to Class A ordinary shares		28,653			28,653
Net loss	(1,129,088)	(143,866)	$ (22,777)	$ (22,777)	(166,643)	(1,295,731)
Class A ordinary shares
Loss from operations		173,000			195,000
Net loss attributable to Class A ordinary shares	$ 10,000	$ 29,000			$ 29,000	$ 39,000
Weighted average shares outstanding	41,400,000	41,400,000			41,400,000	41,400,000
Basic and diluted net income per share	$ 0.00	$ 0.00			$ 0.00	$ 0.00
Class B ordinary shares
Net loss		$ 144,000			$ 167,000
Weighted average shares outstanding	15,350,000	15,350,000			15,350,000	15,350,000
Basic and diluted net income per share	$ (0.07)	$ (0.01)			$ (0.01)	$ (0.09)